SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Sahara Petroleum Services Company [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789
Accounts payable	11,984
Accrued expenses	6,613
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other current liabilities	2,237
Long-term debt	15,572
Employee benefit liabilities	1,455
Other liabilities	2,237
Non-controlling interests	(8)
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	40,649
Action Sale and Purchase Agreement [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	382
Accounts receivable	8,565
Unbilled revenue	1,352
Service inventories	2,862
Prepaid assets	310
Other receivables	89
Other current assets	1,122
Property, plant and equipment	13,162
Intangible assets	29,100
Other assets	2,053
Total identifiable assets acquired	58,997
Accounts payable	5,294
Accrued expenses	2,465
Other current liabilities	200
Employee benefit liabilities	584
Net identifiable liabilities acquired	8,543
Total fair value of net assets acquired	50,454
Goodwill	9,599
Total consideration	$ 60,053